Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions		Jun. 30, 2019	Jun. 30, 2018
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		$ 3,161	$ 4,078
Cash and balances at central banks classified as cash equivalents		101,341	103,048
Loans and advances to banks classified as cash equivalents		12,108	14,414
Money market paper classified as cash equivalents	[1]	$ 1,968	$ 2,818

[1]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.